Cash flow information - Summary of Reconciliation of Liabilities Arising From Financing Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 123,677		¥ 2,188,978	¥ 1,362,130
Cash received	73,770		430,290	539,523
Cash repaid	(139,266)		(354,668)	(102,439)
Non-cash movements	15,810		(2,140,923)	389,764
Ending balance	73,991		123,677	2,188,978
Proceeds From Investors Upon Reorganization	48,617	$ 7,629	299,051	15,000
Financial instruments with preferred rights
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			2,106,334	1,320,712
Cash received			70,026	456,568
Cash repaid				(43,279)
Non-cash movements			(2,176,360)	372,333
Ending balance				2,106,334
Amount due to an investor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			15,000	0
Cash received	48,617		299,051	15,000
Cash repaid	(48,452)		(314,388)
Non-cash movements	(165)		337
Ending balance				15,000
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	64,076		23,157	0
Cash received	25,153		61,213	32,955
Cash repaid	(69,106)		(20,703)	(9,798)
Non-cash movements	(569)		409
Ending balance	19,554		64,076	23,157
Loan From related party
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance				0
Cash received				35,000
Cash repaid				(35,000)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	59,601		44,487	41,418
Cash repaid	(21,708)		(19,577)	(14,362)
Non-cash movements	16,544		34,691	17,431
Ending balance	¥ 54,437		¥ 59,601	¥ 44,487